UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22378

DoubleLine Funds Trust
(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell

President and Principal Executive Officer

DoubleLine Funds Trust

2002 North Tampa Street, Suite 200

Tampa, FL 33602
(Name and address of agent for service)

(813) 791-7333

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

DoubleLine Selective Credit Fund
Class I | DBSCX
Semi-Annual Shareholder Report | September 30, 2025
This semi-annual shareholder report contains important information about the DoubleLine Selective Credit Fund for the period of April 1, 2025, to September 30, 2025. You can find additional information about the Fund at https://doubleline.com/fund-documents/. You can also request this information by contacting us at 1 (877) 354-6311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$3	0.06%
*	Annualized
KEY FUND STATISTICS

Net Assets	$652,429,803
Number of Holdings	230
Total Advisory Fees Paid	$0
Portfolio Turnover	16%
Effective Duration	3.44
Weighted Average Life	4.38
WHAT DID THE FUND INVEST IN?

Credit Quality Breakdown*	(% of Net Assets)
AAA	25.9
AA	6.8
A	6.5
BBB	8.3
BB	0.4
B and Below	22.8
Not Rated	27.6
Other	1.7
*	Credit quality ratings reflect the highest rating assigned by S&P Global Ratings, Fitch Ratings Inc. or Moody’s Ratings if ratings differ. These ratings agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are BBB/Baa or higher. Below investment grade ratings are BB/Ba or lower.

Sector Breakdown	(% of Net Assets)
Non-Agency Residential Collateralized Mortgage Obligations	98.2
Money Market Funds	4.9
Non-Agency Commercial Mortgage Backed Obligations	0.0*
Asset Backed Obligations	0.0*
Cash & Other	-3.1
*	Represents less than 0.05% of net assets.
DoubleLine Selective Credit Fund	PAGE 1	TSR-SAR-258620756

Changes in Accountants
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the DoubleLine Funds Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, each fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit https://doubleline.com/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your DoubleLine documents not be householded, please contact DoubleLine at 1 (877) 354-6311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by DoubleLine or your financial intermediary.
DoubleLine Selective Credit Fund	PAGE 2	TSR-SAR-258620756

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)
Semi-Annual Financial Statements and Other Information September 30, 2025
DoubleLine Selective Credit Fund
I Share Class: DBSCX
Shares of the DoubleLine Selective Credit Fund (the “Fund”) may currently be purchased in transactions by DoubleLine Capital LP (the “Adviser”) or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the Investment Company Act of 1940, as amended, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act of 1933, as amended (the “Securities Act”). The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts.

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

Semi-Annual Report	September 30, 2025	3

Schedule of Investments DoubleLine Selective Credit Fund	(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
ASSET BACKED OBLIGATIONS - 0.0%(a)
	Waterfall Commercial Mortgage Trust
88,435	Series 2015-SBC5-A	4.10%(b)(c)	01/14/2026	87,432
	Total Asset Backed Obligations (Cost $88,435)			87,432

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 0.0%(a)
	JP Morgan Chase Commercial Mortgage Securities
350,000	Series 2018-WPT-EFL (1 mo. Term SOFR + 2.84%, 2.60% Floor)	7.09%(c)	07/05/2033	139,650
	Morgan Stanley Bank of America Merrill Lynch Trust
112,149	Series 2014-C19-C	4.00%	12/15/2047	108,711
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $457,513)			248,361

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 98.2%
	Adjustable Rate Mortgage Trust
2,526,155	Series 2005-10-5A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.00% Cap)	4.79%	01/25/2036	2,413,300
	Ameriquest Mortgage Securities, Inc.
9,500,000	Series 2005-R4-M6 (1 mo. Term SOFR + 1.12%, 1.01% Floor)	5.28%	07/25/2035	8,597,645
	AMSR Trust
3,222,000	Series 2024-SFR1-B	4.29%(c)(d)	07/17/2041	3,163,396
2,500,000	Series 2025-SFR1-B	3.66%(c)	06/17/2042	2,380,963
10,000,000	Series 2025-SFR2-C	4.28%(c)	11/17/2030	9,689,130
10,000,000	Series 2025-SFR2-D	4.28%(c)	11/17/2030	9,624,480
	Angel Oak Mortgage Trust LLC
4,500,000	Series 2021-5-M1	2.39%(b)(c)	07/25/2066	3,385,690
870,672	Series 2025-7-A3	5.92%(b)(c)	06/25/2070	877,408
1,500,000	Series 2025-7-M1	6.35%(c)	06/25/2070	1,521,614
	Arroyo Mortgage Trust
7,539,000	Series 2019-3-M1	4.20%(b)(c)	10/25/2048	7,062,505
	Asset Backed Securities Corp. Home Equity
3,651,355	Series 2003-HE1-M3 (1 mo. Term SOFR + 5.36%, 5.25% Floor)	9.51%	01/15/2033	3,389,229
	Banc of America Alternative Loan Trust
3,340,499	Series 2007-1-3A24	6.00%	04/25/2037	2,887,527
	Banc of America Funding Corp.
719,260	Series 2006-2-2A11	5.50%	03/25/2036	623,397
737,415	Series 2007-1-TA8	6.35%(d)	01/25/2037	692,298
2,655,646	Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)	4.51%(c)	06/26/2036	2,215,231
	Banc of America Mortgage Securities, Inc.
828,108	Series 2006-3-1A10	6.00%	10/25/2036	712,264
	Banco Santander SA
4,097,650	Series 2025-NQM5-M1	6.04%(b)(c)	08/25/2065	4,130,902
	BCAP LLC Trust
7,645,114	Series 2012-RR4-6A2	5.57%(b)(c)	11/26/2035	3,559,515
3,069,979	Series 2013-RR2-6A2	4.84%(b)(c)	06/26/2037	2,422,918
	Bear Stearns Adjustable Rate Mortgage Trust
1,756,664	Series 2006-2-2A1	4.40%(b)	07/25/2036	1,519,374
	Bear Stearns Alt-A Trust
1,432,716	Series 2005-10-23A1	4.86%(b)	01/25/2036	1,333,931
5,507,297	Series 2006-3-21A1	4.46%(b)	05/25/2036	3,897,573
1,163,064	Series 2006-4-31A1	4.48%(b)	07/25/2036	669,532
	Bear Stearns Asset Backed Securities Trust
384,335	Series 2006-AC5-A1	6.75%(d)	12/25/2036	390,504

Principal Amount $	Security Description	Rate	Maturity	Value $
3,310,954	Series 2006-AQ1-12A (1 mo. Term SOFR + 0.39%, 0.28% Floor)	4.53%	10/25/2036	3,224,309
534,531	Series 2006-IM1-A1 (1 mo. Term SOFR + 0.57%, 0.46% Floor)	4.73%	04/25/2036	550,240
	BRAVO Residential Funding Trust
3,137,446	Series 2024-NQM1-A1	5.94%(c)(d)	12/01/2063	3,165,774
	Carrington Mortgage Loan Trust
2,774,369	Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.25%, 0.14% Floor, 14.50% Cap)	4.41%	12/25/2036	2,727,553
	Chase Mortgage Finance Corp.
1,557,686	Series 2006-S2-1A9	6.25%	10/25/2036	565,383
3,688,926	Series 2006-S3-1A2	6.00%	11/25/2036	1,545,184
313,081	Series 2007-S3-1A12	6.00%	05/25/2037	130,616
	CIM Trust
7,845,482	Series 2023-R2-A1	5.50%(b)(c)	08/25/2064	7,919,173
8,736,787	Series 2023-R4-A1	5.00%(b)(c)	05/25/2062	8,736,860
	Citigroup Mortgage Loan Trust, Inc.
340,946	Series 2005-9-21A2	5.50%	11/25/2035	345,787
449,790	Series 2007-AR8-1A1A	3.69%(b)	08/25/2047	393,128
3,494,046	Series 2009-10-2A2	7.00%(b)(c)	12/25/2035	2,497,033
7,222,163	Series 2019-A-PT1	3.92%(c)	10/25/2058	6,029,227
6,647,291	Series 2020-RP1-A1	1.50%(b)(c)	08/25/2064	5,976,339
1,040,000	Series 2020-RP1-M1	2.00%(b)(c)	08/25/2064	811,040
874,000	Series 2020-RP1-M2	2.50%(b)(c)	08/25/2064	677,549
738,000	Series 2020-RP1-M3	2.75%(b)(c)	08/25/2064	553,390
1,924,086	Series 2020-RP1-PT5	6.53%(b)(c)	08/25/2064	1,585,018
1,022,760	Series 2021-JL1-A	2.75%(b)(c)	02/27/2062	995,639
	Citimortgage Alternative Loan Trust
721,917	Series 2006-A1-1A6	6.00%	04/25/2036	684,959
3,061,854	Series 2006-A2-A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	4.87%	05/25/2036	2,640,775
3,371,836	Series 2006-A2-A6 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)	1.13%(e)(f)	05/25/2036	245,007
4,950,268	Series 2007-A5-1A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.10% Cap)	4.77%	05/25/2037	4,118,640
4,950,268	Series 2007-A5-1A4 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)	1.33%(e)(f)	05/25/2037	412,579
1,513,400	Series 2007-A6-1A4	6.00%	06/25/2037	1,331,125
1,031,360	Series 2007-A6-1A5	6.00%	06/25/2037	907,161
1,447,352	Series 2007-A8-A1	6.00%	10/25/2037	1,343,693
	Countrywide Alternative Loan Trust
1,290,294	Series 2004-27CB-A6	5.50%	12/25/2034	1,148,379
752,055	Series 2005-28CB-2A7	5.75%	08/25/2035	472,501
1,831,838	Series 2005-4-1A3	5.75%	04/25/2035	1,281,180
901,013	Series 2005-46CB-A20	5.50%	10/25/2035	616,253
3,071,061	Series 2005-55CB-2A1	5.50%	11/25/2035	1,697,334
1,844,490	Series 2005-65CB-1A11	6.00%	01/25/2036	1,259,332
130,712	Series 2005-73CB-1A3	6.25%	01/25/2036	129,282
2,443,166	Series 2005-79CB-A1 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap)	4.82%	01/25/2036	1,167,310
2,443,166	Series 2005-79CB-A2 (-1 x 1 mo. Term SOFR + 4.84%, 0.00% Floor, 4.95% Cap)	0.68%(e)(f)	01/25/2036	176,982
6,281,528	Series 2005-80CB-4A1	6.00%	02/25/2036	2,811,885
1,064,098	Series 2006-14CB-A8	6.00%	06/25/2036	569,615
9,839,358	Series 2006-31CB-A4	6.00%	11/25/2036	5,417,056
2,355,942	Series 2006-41CB-2A12	6.00%	01/25/2037	1,149,621
899,341	Series 2006-41CB-2A15	5.75%	01/25/2037	421,584
2,940,949	Series 2006-46-A6	6.00%	02/25/2047	1,396,832
1,497,205	Series 2006-7CB-2A1	6.50%	05/25/2036	606,255
948,013	Series 2006-8T1-1A4	6.00%	04/25/2036	444,078
925,819	Series 2006-J4-2A13	6.00%	07/25/2036	522,651

4	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
2,549,519	Series 2006-J4-2A8	6.00%	07/25/2036	1,439,276
882,962	Series 2006-J6-A5	6.00%	09/25/2036	399,990
751,783	Series 2007-13-A4	6.00%	06/25/2047	380,513
11,597,203	Series 2007-16CB-3A1 (1 mo. Term SOFR)	6.75%	08/25/2037	2,664,813
3,981,372	Series 2007-2CB-2A9	5.75%	03/25/2037	1,899,460
2,836,547	Series 2007-4CB-1A9	5.75%	04/25/2037	2,346,265
3,081,176	Series 2007-OA8-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor)	4.63%	06/25/2047	2,699,430
	Countrywide Asset-Backed Certificates
8,277,789	Series 2005-17-1AF4	6.55%(d)	05/25/2036	6,885,021
9,270,175	Series 2006-25-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor)	4.65%	06/25/2047	8,216,026
	Countrywide Home Loan Mortgage Pass Through Trust
80,664	Series 2006-10-1A11	5.85%	05/25/2036	30,860
1,964,678	Series 2006-13-1A17 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)	1.38%(e)(f)	09/25/2036	179,179
1,964,678	Series 2006-13-1A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.25% Cap)	4.87%	09/25/2036	642,313
500,777	Series 2006-17-A6	6.00%	12/25/2036	219,266
1,189,182	Series 2006-19-1A7	6.00%	01/25/2037	550,533
1,529,867	Series 2006-9-A2	6.00%	05/25/2036	683,382
4,919,690	Series 2007-15-1A29	6.25%	09/25/2037	2,917,977
4,766,167	Series 2007-21-1A1	6.25%	02/25/2038	2,054,746
438,473	Series 2007-4-1A10	6.00%	05/25/2037	178,956
312,018	Series 2007-8-1A5	5.44%	01/25/2038	119,978
2,805,214	Series 2007-HYB1-2A1	4.08%(b)	03/25/2037	2,389,050
	Credit Suisse First Boston Mortgage Securities Corp.
804,603	Series 2005-9-3A2	6.00%	10/25/2035	220,467
	Credit Suisse Management LLC
853,795	Series 2005-12-5A1	5.25%	01/25/2036	745,498
	Credit Suisse Mortgage Capital Certificates
706,059	Series 2006-6-1A10	6.00%	07/25/2036	320,036
3,244,594	Series 2006-7-10A1	6.75%	08/25/2036	1,572,290
306,321	Series 2008-2R-1A1	6.00%(c)	07/25/2037	264,475
2,008,607	Series 2009-9R-10A2	5.50%(c)	12/26/2035	1,130,737
3,800,000	Series 2020-AFC1-M1	2.84%(b)(c)	02/25/2050	3,321,106
10,654,902	Series 2020-RPL1-PT1	3.29%(b)(c)	10/25/2069	8,739,794
	Deutsche ALT-A Securities, Inc.
805,855	Series 2005-6-2A1	5.50%	12/25/2035	683,559
163,056	Series 2006-AB4-A1A (30 day avg SOFR US)	6.01%(b)	10/25/2036	142,812
	Deutsche Mortgage Securities, Inc.
448,411	Series 2009-RS2-1A2	6.17%(b)(c)	09/26/2036	444,968
	Ellington Financial Mortgage Trust
4,735,000	Series 2019-2-B1	4.07%(b)(c)	11/25/2059	4,214,015
	Fannie Mae Connecticut Avenue Securities
15,465,446	Series 2024-R04-1A1 (30 day avg SOFR US + 1.00%, 0.00% Floor)	5.36%(c)	05/25/2044	15,493,309
	First Horizon Alternative Mortgage Securities
492,586	Series 2005-FA8-1A3	5.50%	11/25/2035	222,382
1,672,613	Series 2007-FA3-A8	6.00%	06/25/2037	511,257
1,786,937	Series 2007-FA4-1A4	6.25%	08/25/2037	607,015
	First Horizon Asset Securities, Inc.
120,946	Series 2006-1-1A2	6.00%	05/25/2036	46,151
	FirstKey Homes Trust
9,500,000	Series 2020-SFR2-D	1.97%(c)	10/19/2037	9,454,414
9,500,000	Series 2020-SFR2-E	2.67%(c)	10/19/2037	9,457,742
	Freddie Mac Structured Agency Credit Risk Debt Notes
6,250,000	Series 2025-HQA1-M2 (30 day avg SOFR US + 1.65%, 0.00% Floor)	6.01%(c)	02/25/2045	6,262,776
	Freedom Mortgage Parent LLC
10,000,000	Series 2021-GT1-A	3.62%(b)(c)	07/25/2026	9,615,234

Principal Amount $	Security Description	Rate	Maturity	Value $
	Fremont Home Loan Trust
9,261,275	Series 2006-D-2A4 (1 mo. Term SOFR + 0.55%, 0.44% Floor)	4.71%	11/25/2036	3,239,169
	Greenpoint Mortgage Funding Trust
3,145,099	Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	5.55%	10/25/2045	2,512,666
	GSAMP Trust
7,137,272	Series 2007-NC1-A1 (1 mo. Term SOFR + 0.37%, 0.26% Floor)	4.53%	12/25/2046	3,793,097
	GSR Mortgage Loan Trust
272,762	Series 2006-2F-3A4	6.00%	02/25/2036	116,660
1,516,329	Series 2006-9F-5A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)	2.28%(e)(f)	10/25/2036	205,876
1,516,329	Series 2006-9F-5A3 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap)	4.72%	10/25/2036	468,386
703,298	Series 2007-1F-3A14	5.75%	01/25/2037	405,856
1,531,820	Series 2007-2F-3A3	6.00%	03/25/2037	760,053
	Harborview Mortgage Loan Trust
3,099,655	Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.67%	02/19/2046	2,851,050
4,240,820	Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap)	6.27%	10/25/2037	3,434,105
	Home Partners of America Trust
3,657,908	Series 2019-2-C	3.02%(c)	10/19/2039	3,554,192
3,892,366	Series 2019-2-D	3.12%(c)	10/19/2039	3,778,623
7,326,807	Series 2019-2-E	3.32%(c)	10/19/2039	7,093,445
	HSBC Asset Loan Obligation
1,778,623	Series 2007-1-3A6	6.00%	06/25/2037	728,895
	Indymac IMSC Mortgage Loan Trust
3,379,866	Series 2007-AR1-3A1	5.30%(b)	06/25/2037	3,093,325
	JP Morgan Alternative Loan Trust
2,178,488	Series 2008-R2-A1	5.19%(b)(c)	11/25/2036	1,160,380
	JP Morgan Mortgage Trust
350,140	Series 2005-S3-1A1	6.50%	01/25/2036	176,330
953,706	Series 2006-A5-3A2	4.86%(b)	08/25/2036	739,661
1,874,692	Series 2007-S1-2A8	5.75%	03/25/2037	651,152
11,031,119	Series 2025-NQM1-A1	5.59%(c)(d)	06/25/2065	11,132,596
	Lavender Trust/US
873,942	Series 2010-R11A-A4	3.05%(b)(c)	10/26/2036	316,113
	Legacy Mortgage Asset Trust
9,722,684	Series 2019-RPL3-PT1	0.00%(c)	06/25/2058	8,679,326
	Lehman Brothers Holdings, Inc.
1,237,350	Series 2007-1-2A2 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	4.47%(c)	06/25/2037	825,362
4,825,951	Series 2007-1-2A3 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	4.50%(c)	06/25/2037	3,218,523
	Lehman Mortgage Trust
639,976	Series 2007-1-1A2	5.75%	02/25/2037	648,071
	Lehman XS Trust
1,305,856	Series 2006-17-1A4A (1 mo. Term SOFR + 0.45%, 0.34% Floor)	4.61%	08/25/2046	1,219,368
	Long Beach Mortgage Loan Trust
6,361,825	Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor)	4.85%	03/25/2046	2,260,306

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	5

Schedule of Investments DoubleLine Selective Credit Fund (Cont.)

Principal Amount $	Security Description	Rate	Maturity	Value $
	Mastr Adjustable Rate Mortgages Trust
4,514,415	Series 2005-6-3A2	3.76%(b)	07/25/2035	1,511,745
	MASTR Alternative Loans Trust
770,979	Series 2004-10-5A5	5.75%	09/25/2034	769,551
	Mastr Asset Backed Securities Trust
14,914,810	Series 2006-WMC3-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor)	4.54%	08/25/2036	5,403,077
	Merrill Lynch Alternative Note Asset
1,322,314	Series 2007-F1-2A6	6.00%	03/25/2037	423,545
	Merrill Lynch Mortgage Investors, Inc.
994,596	Series 2006-AF1-AF3B	6.25%	08/25/2036	366,786
	MFRA Trust
4,600,000	Series 2021-NQM2-M1	2.37%(b)(c)	11/25/2064	3,619,140
	Morgan Stanley Mortgage Loan Trust
3,296,208	Series 2005-10-4A1	5.50%	12/25/2035	1,822,623
	NMLT Trust
4,500,000	Series 2021-INV2-B1	3.32%(b)(c)	08/25/2056	3,468,825
	Nomura Asset Acceptance Corp.
3,018,818	Series 2006-AP1-A2	5.52%(b)	01/25/2036	858,789
627,053	Series 2007-1-1A1A	6.50%(d)	03/25/2047	579,887
	Onslow Bay Mortgage Loan Trust
5,312,073	Series 2025-NQM2-A1	5.60%(c)(d)	11/25/2064	5,363,869
4,488,099	Series 2025-NQM6-A1	5.60%(c)(d)	03/25/2065	4,542,894
10,020,099	Series 2025-NQM7-A1	5.56%(c)(d)	05/25/2055	10,123,480
10,073,183	Series 2025-NQM8-A1	5.47%(c)(d)	03/25/2065	10,166,731
	Opteum Mortgage Acceptance Corp.
5,973,495	Series 2006-2-A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.81%	07/25/2036	1,955,735
	PR Mortgage Loan Trust
271,540	Series 2014-1-APT	5.83%(b)(c)	10/25/2049	264,815
	Pretium Mortgage Credit Partners LLC
1,536,915	Series 2021-RN2-A1	5.74%(c)(d)	07/25/2051	1,536,774
2,669,789	Series 2021-RN3-A1	5.84%(c)(d)	09/25/2051	2,672,769
6,064,680	Series 2024-NPL9-A1	5.85%(c)(d)	12/25/2054	6,078,881
5,868,625	Series 2025-NPL7-A1	5.66%(c)(d)	07/25/2055	5,890,453
	Progress Residential Trust
10,000,000	Series 2025-SFR4-A	4.30%(c)	08/17/2042	9,900,382
10,000,000	Series 2025-SFR4-B	4.70%(c)	08/17/2042	9,942,561
12,650,000	Series 2025-SFR4-C	5.05%(c)	08/17/2042	12,625,955
7,000,000	Series 2025-SFR5-C	4.00%(c)	10/17/2042	6,685,189
	PRPM LLC
1,755,029	Series 2024-7-A1	5.87%(c)(d)	11/25/2029	1,756,911
6,522,676	Series 2025-2-A1	6.47%(c)(d)	05/25/2030	6,551,246
8,385,056	Series 2025-3-A1	6.26%(c)(d)	05/25/2030	8,410,333
9,706,567	Series 2025-4-A1	6.18%(c)(d)	06/25/2030	9,736,659
1,378,357	Series 2025-5-A1	5.73%(c)(d)	07/25/2030	1,380,684
10,477,131	Series 2025-6-A1	5.77%(c)(d)	08/25/2028	10,610,924
11,126,051	Series 2025-NQM2-A1	5.69%(c)(d)	04/25/2070	11,236,017
	RALI Trust
948,398	Series 2005-QS12-A3	5.50%	08/25/2035	834,797
668,784	Series 2005-QS13-1A6	5.50%	09/25/2035	533,605
330,517	Series 2006-QS12-1A1	6.50%	09/25/2036	136,726
1,370,821	Series 2006-QS12-2A12 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 7.50% Cap)	4.47%	09/25/2036	989,731
1,370,821	Series 2006-QS12-2A13	2.71%(f)(g)	09/25/2036	193,535
1,418,284	Series 2006-QS18-1A4	6.25%	12/25/2036	1,341,237
1,617,510	Series 2006-QS3-1A14	6.00%	03/25/2036	1,462,569
502,446	Series 2006-QS7-A2	6.00%	06/25/2036	403,274
3,795,610	Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)	1.18%(e)(f)	01/25/2037	310,102
3,994,973	Series 2007-QS1-1A5 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap)	4.82%	01/25/2037	2,968,186

Principal Amount $	Security Description	Rate	Maturity	Value $
514,951	Series 2007-QS11-A1	7.00%	10/25/2037	412,961
277,707	Series 2007-QS5-A1	5.50%	03/25/2037	229,656
	RBSGC Mortgage Pass Through Certificates
406,464	Series 2007-A-2A4	6.25%	01/25/2037	391,057
	Renaissance NIM Trust
15,336,140	Series 2006-2-AF2	5.76%(d)	08/25/2036	5,330,979
9,024,934	Series 2006-3-AF4	5.81%(d)	11/25/2036	2,997,579
	Residential Asset Securitization Trust
4,189,721	Series 2006-A12-A1	6.25%	11/25/2036	1,489,139
933,628	Series 2006-A8-1A1	6.00%	08/25/2036	624,110
	Rithm Capital Corp.
2,300,000	Series 2019-NQM4-B1	3.74%(b)(c)	09/25/2059	2,019,668
	Securitized Asset Backed Receivables LLC
7,516,327	Series 2006-NC1-A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)	4.81%	03/25/2036	6,951,271
	Sequoia Mortgage Trust
156,947	Series 2013-9-AP	0.00%(c)(h)	07/25/2043	112,208
	Starwood Mortgage Residential Trust
578,997	Series 2020-3-A1	1.49%(b)(c)	04/25/2065	565,278
	Structured Adjustable Rate Mortgage Loan Trust
1,905,191	Series 2005-17-5A1	4.93%(b)	08/25/2035	944,243
889,219	Series 2005-22-4A1	5.42%(b)	12/25/2035	826,608
615,716	Series 2008-1-A2	4.53%(b)	10/25/2037	474,480
	Structured Asset Mortgage Investments, Inc.
2,158,626	Series 2006-AR6-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap)	4.63%	07/25/2046	1,873,397
2,193,550	Series 2006-AR6-1A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.65%	07/25/2046	1,761,604
3,647,382	Series 2006-AR7-A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap)	4.69%	08/25/2036	3,034,086
3,202,503	Series 2007-AR3-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	4.65%	09/25/2047	3,009,144
	Structured Asset Securities Corp.
4,500,000	Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor)	4.77%	11/25/2037	3,670,661
11,325,894	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	4.46%(c)	03/25/2037	9,371,055
	Tricon Residential Trust
15,597,000	Series 2025-SFR2-A	5.20%(c)	08/17/2044	15,841,807
	Velocity Commercial Capital Loan Trust
636,798	Series 2019-1-M6	6.79%(b)(c)	03/25/2049	562,392
259,868	Series 2019-2-M5	4.93%(b)(c)	07/25/2049	214,474
941,950	Series 2019-2-M6	6.30%(b)(c)	07/25/2049	711,301
739,032	Series 2020-1-M6	5.69%(b)(c)	02/25/2050	589,995
1,312,284	Series 2021-1-M3	2.57%(b)(c)	05/25/2051	1,027,418
3,139,605	Series 2021-1-M4	2.85%(b)(c)	05/25/2051	2,413,008
3,132,563	Series 2021-2-M4	3.08%(b)(c)	08/25/2051	2,386,634
9,158,352	Series 2025-1-A	6.03%(b)(c)	02/25/2055	9,284,871
8,752,629	Series 2025-3-A	5.87%(b)(c)	06/25/2055	8,839,504
	Vericrest Opportunity Loan Transferee
3,609,506	Series 2021-NP12-A1	5.73%(c)(d)	12/26/2051	3,612,423
204,686	Series 2021-NPL6-A1	6.24%(c)(d)	04/25/2051	204,804
	Verus Securitization Trust
6,685,000	Series 2021-6-B1	4.05%(b)(c)	10/25/2066	5,159,025
2,073,000	Series 2021-R2-B1	3.25%(b)(c)	02/25/2064	1,676,808
6,244,600	Series 2024-9-A1	5.44%(b)(c)	11/25/2069	6,291,110
10,454,331	Series 2025-4-A1	5.45%(c)(d)	05/25/2070	10,545,197
2,036,000	Series 2025-5-M1	6.01%(b)(c)	06/25/2070	2,050,606

6	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) September 30, 2025

Principal Amount $	Security Description	Rate	Maturity	Value $
	WaMu Mortgage Pass Through Certificates
4,971,675	Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	5.11%	09/25/2046	4,219,311
7,511,055	Series 2006-AR18-1A1	3.71%(b)	01/25/2037	6,527,365
5,938,280	Series 2007-HY7-3A1	4.20%(b)	07/25/2037	5,453,523
	Washington Mutual Alternative Mortgage Pass-Through Certificates
762,028	Series 2005-10-2A8	6.00%	11/25/2035	743,068
2,226,899	Series 2006-5-2CB6	6.00%	07/25/2036	1,597,772
1,577,906	Series 2007-2-1A6	6.00%	04/25/2037	1,308,698
90,830	Series 2007-4-1A1	5.50%	06/25/2037	88,810
	Wells Fargo Mortgage Backed Securities Trust
272,057	Series 2006-AR4-2A1	6.09%(b)	04/25/2036	269,903
1,642,321	Series 2007-7-A1	6.00%	06/25/2037	1,556,948
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $746,014,040)			640,688,245

Shares	Security Description	Rate	Value $
SHORT TERM INVESTMENTS - 4.9%
10,596,242	First American Government Obligations Fund - U	4.06%(i)	10,596,242
10,596,242	JPMorgan US Government Money Market Fund - IM	4.08%(i)	10,596,242
10,596,242	MSILF Government Portfolio - Institutional	4.04%(i)	10,596,242
	Total Short Term Investments (Cost $31,788,726)		31,788,726
	Total Investments - 103.1%(j) (Cost $778,348,714)		672,812,764
	Other Liabilities in Excess of Assets - (3.1)%		(20,382,961)
	NET ASSETS - 100.0%		$652,429,803

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Residential Collateralized Mortgage Obligations	98.2%
Short Term Investments	4.9%
Non-Agency Commercial Mortgage Backed Obligations	0.0%(a)
Asset Backed Obligations	0.0%(a)
Other Assets and Liabilities	(3.1)%
Net Assets	100.0%

(a)
Represents less than 0.05% of net assets.
(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $423,410,084 or 64.9% of the Fund's net assets.
(d)
Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(e)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(f)
Interest only security
(g)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(h)
Principal only security
(i)
Seven-day yield as of period end.
(j)
100.0% of the total investments are based in the United States.
SOFR
Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	7

Statement of Assets and Liabilities	(Unaudited) September 30, 2025

ASSETS:
Investments in Unaffiliated Securities, at Value*	$641,024,038
Short Term Investments*	31,788,726
Interest and Dividends Receivable	2,670,420
Prepaid Expenses and Other Assets	6,816
Total Assets	675,490,000
LIABILITIES:
Payable for Investments Purchased	19,262,734
Distribution Payable	3,662,825
Professional Fees Payable	78,233
Administration, Fund Accounting and Custodian Fees Payable	22,606
Trustees Fees Payable (See Note 6)	14,962
Accrued Expenses	9,462
Transfer Agent Expenses Payable	9,375
Total Liabilities	23,060,197
Net Assets	$652,429,803
NET ASSETS CONSISTS OF:
Paid-in Capital	$856,872,472
Total Distributable Loss	(204,442,669)
Net Assets	$652,429,803
*Identified Cost:
Investments in Unaffiliated Securities	$746,559,988
Short Term Investments	31,788,726
Class I (unlimited shares authorized):
Shares Outstanding	86,839,822
Net Asset Value, Offering and Redemption Price per Share	$7.51

8	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

Statement of Operations	(Unaudited) For the Period Ended September 30, 2025

INVESTMENT INCOME
Income:
Interest	$17,832,651
Dividends from Unaffiliated Securities	758,255
Total Investment Income	18,590,906
Expenses:
Investment Advisory Fees	1,719,182
Professional Fees	74,473
Administration, Fund Accounting and Custodian Fees	54,950
Transfer Agent Expenses	23,860
Shareholder Reporting Expenses	13,615
Insurance Expenses	6,718
Trustees Fees	6,448
Miscellaneous Expenses	5,126
Total Expenses	1,904,372
Less: Investment Advisory Fees (Waived)	(1,719,182)
Net Expenses	185,190
Net Investment Income (Loss)	18,405,716
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	89,700
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in Unaffiliated Securities	6,814,335
Net Realized and Unrealized Gain (Loss) on Investments	6,904,035
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,309,751

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	9

Statements of Changes in Net Assets

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
OPERATIONS
Net Investment Income (Loss)	$18,405,716	$36,066,764
Net Realized Gain (Loss) on Investments	89,700	(764,716)
Net Change in Unrealized Appreciation (Depreciation) on Investments	6,814,335	9,548,837
Net Increase (Decrease) in Net Assets Resulting from Operations	25,309,751	44,850,885
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(20,640,672)	(37,066,577)
Total Distributions to Shareholders	(20,640,672)	(37,066,577)
NET SHARE TRANSACTIONS
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	65,400,000	57,000,000
Total Increase (Decrease) in Net Assets	$70,069,079	$64,784,308
NET ASSETS:
Beginning of Period	$582,360,724	$517,576,416
End of Period	$652,429,803	$582,360,724

10	DoubleLine Selective Credit Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights
		Income (Loss) from Investment Operations:			Less Distributions:						Ratios to Average Net Assets:
For the Year or Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Gain (Loss) on Investments (Realized and Unrealized)	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (000’s)	Expenses Before Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Expenses After Investment Advisory Fees (Waived)(c)	Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/ Recouped(c)	Net Investment Income (Loss)(c)	Portfolio Turnover(b)
DoubleLine Selective Credit Fund - Class I
9/30/2025(d)	$7.46	0.22	0.07	0.29	(0.24)	—	(0.24)	$7.51	4.00%	$652,430	0.61%	0.06%	0.06%	5.89%	16%
3/31/2025	$7.35	0.50	0.13	0.63	(0.52)	—	(0.52)	$7.46	8.81%	$582,361	0.62%	0.07%	0.07%	6.81%	16%
3/31/2024	$7.31	0.42	0.12	0.54	(0.50)	—	(0.50)	$7.35	7.67%	$517,576	0.61%	0.06%	0.06%	5.78%	16%
3/31/2023	$8.13	0.41	(0.72)	(0.31)	(0.51)	—	(0.51)	$7.31	(3.76)%	$598,554	0.60%	0.05%	0.05%	5.36%	11%
3/31/2022	$8.48	0.33	(0.29)	0.04	(0.39)	—	(0.39)	$8.13	0.47%	$926,905	0.60%	0.05%	0.05%	3.92%	28%
3/31/2021	$7.70	0.34	0.82	1.16	(0.38)	—	(0.38)	$8.48	15.25%	$971,339	0.60%	0.05%	0.05%	4.05%	31%

(a)
Calculated based on average shares outstanding during the period.
(b)
Not annualized for periods less than one year.
(c)
Annualized for periods less than one year.
(d)
Unaudited
The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	September 30, 2025	11

Notes to Financial Statements	(Unaudited) September 30, 2025
1. Organization
The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Fund’s investment adviser, DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act of 1933, as amended. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.
The fiscal year end for the Fund is March 31, and the period covered by these Financial Statements is for the six months ended September 30, 2025 (the “period end”).
2. Significant Accounting Policies
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services— Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1—Unadjusted quoted market prices in active markets for identical securities
•
Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•
Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

12	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2025
Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of September 30, 2025

Category
Investments in Securities
Level 1
Short Term Investments	$31,788,726
Total Level 1	31,788,726
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	640,688,245
Non-Agency Commercial Mortgage Backed Obligations	248,361
Asset Backed Obligations	87,432
Total Level 2	641,024,038
Total	$672,812,764

See the Schedule of Investments for further disaggregation of investment categories.
B. Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code because 50% of the value of the Fund’s shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. For this purpose, the term “individual” includes pension trusts, private foundations and certain other tax-exempt trusts. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. Generally, provisions for income taxes are not included in the financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions. Open tax years 2022-2024 (Federal) and 2021-2024 (CA/DE/FL) for the Fund, are those that are open for exam by taxing authorities. As of September 30, 2025 the Fund has no examination in progress.
Management has analyzed the Fund’s tax position, and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on the tax return for the fiscal year ended March 31, 2025. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of Delaware and the State of Florida. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances.
Semi-Annual Report	September 30, 2025	13

Notes to Financial Statements (Cont.)
C. Security Transactions, Investment Income. Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.
D. Dividends and Distributions to Shareholders. Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss).
Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
Distributions from investment companies will be classified as investment income or realized gains in the Statement of Operations based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.
E. Use of Estimates. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV is typically calculated on days when the New York Stock Exchange opens for regular trading.
G. Guarantees and Indemnifications. Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
H. Segment Reporting. The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures relating to a public entity's reportable segments. The Fund operates as a single operating segment, which is an investment portfolio. The Trust’s president and principal executive officer and the Trust’s treasurer and principal financial and accounting officer together serve as the Fund’s chief operating decision maker (“CODM”). The Fund's total returns, expense ratios, and changes in net assets, which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment, are consistent with that presented within the Fund’s financial statements and financial highlights. Segment assets are reflected in the Fund’s Statement of Assets and Liabilities as “net assets,” which consist primarily of investment securities, at value, and significant segment expenses are listed in the Fund's accompanying Statement of Operations.
3. Related and Other Party Transactions
The Adviser provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.
14	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2025
Pursuant to a letter agreement dated November 20, 2014, between the Adviser and the Trust, on behalf of the Fund (the “Letter Agreement”), the Adviser has agreed to waive the entire investment advisory fee it is entitled to receive pursuant to the Advisory Agreement effective as of December 1, 2014. Such waiver shall continue until terminated (1) by the Adviser upon 60 days’ notice to the Board or (2) immediately upon the approval of a majority vote of the Trustees of the Trust who are not “interested persons” of the Trust, as defined under the 1940 Act. The Adviser may not seek reimbursement from the Fund with respect to any advisory fees waived to comply with the terms of the Letter Agreement. Under the Letter Agreement, for the period ended September 30, 2025, the Adviser fully waived the total investment advisory fee of $1,719,182.
In addition, pursuant to an Expense Limitation Agreement between the Trust, on behalf of the Fund, and the Adviser (the “Expense Limitation Agreement”), the Adviser has agreed to waive its investment advisory fee and to reimburse other ordinary operating expenses of the Fund to the extent necessary to limit the ordinary operating expenses to an amount not to exceed 0.64% for Class I shares. Ordinary operating expenses exclude taxes, commissions, mark-ups, litigation expenses, indemnification expenses, interest expenses, Acquired Fund Fees and Expenses, and any extraordinary expenses. The expense limitations described above are expected to apply until at least August 1, 2026. However, these expense limitations may be terminated by the Fund’s Board at any time.
Other than described above, to the extent that the Adviser waives its investment advisory fee and/or reimburses the Fund for other ordinary operating expenses pursuant to the Expense Limitation Agreement, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any recoupment. Any such recoupment would be subject to review by the Board and to the Fund’s expense limitations in place when the expenses were reimbursed or the fees were waived.
As of September 30, 2025, there is no amount remaining that is eligible for reimbursement or recoupment.
4. Purchases and Sales of Securities
For period ended September 30, 2025, purchases and sales of investments, excluding short term investments, were $210,887,807 and $92,685,425, respectively. There were no transactions in U.S. Government securities (defined as long-term U.S. Treasury bills, bonds and notes) during the period.
5. Share Transactions
Transactions in the Fund’s shares were as follows:

	Period Ended September 30, 2025		Year Ended March 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	9,458,282	$70,600,000	16,658,770	$124,100,000
Shares Redeemed	(693,052)	(5,200,000)	(9,006,673)	(67,100,000)
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	8,765,230	$65,400,000	7,652,097	$57,000,000

6. Remuneration Paid to Trustees, Officers and Others
Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $6,448 from the Fund for the period ended September 30, 2025. In prior years, certain trustees elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees Fees in the Statement of Operations are shown as $6,448 which includes $6,068 in current fees (either paid in cash or deferred) and an increase of $380 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.
7. Credit Facility
U.S. Bank, N.A. (the “Bank”) has made available to the Trust (the “DoubleLine Funds”) an uncommitted, $500,000,000 credit facility for short term liquidity in connection with shareholder redemptions. Under the terms of the credit facility, borrowings for each DoubleLine Fund are limited to one-third of the total assets (including the amount borrowed) of such DoubleLine Fund. Fifty percent of the credit facility is available to all of the DoubleLine Funds on a first come, first served basis. The remaining 50% of the credit facility
Semi-Annual Report	September 30, 2025	15

Notes to Financial Statements (Cont.)
is allocated among the DoubleLine Funds in accordance with procedures adopted by the Board. Borrowings under this credit facility bear interest at the greater of 0.00% or the Bank’s prime rate less 1.00%.
For the period ended September 30, 2025, the Fund did not draw on its available credit facility.
8. Significant Shareholder Holdings
As of September 30, 2025, the Fund had 12 shareholders of record; two of the Fund’s shareholders, one of which were under common control with each other, collectively owned 31% of the total outstanding shares of the Fund. Each shareholder is an institutional separate account over which the Adviser has investment discretion. See the description of “large transaction risk” in the following Principal Risks Note.
9. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, yield and total return. You should read the Fund’s private placement memorandum carefully for a description of the principal risks associated with investing in the Fund.
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active management risk: the risk that the Fund will fail to meet its investment objective and that the Fund’s investment performance will depend, at least in part, on how its assets are allocated and reallocated among asset classes, sectors, underlying funds and/or investments and that such allocation will focus on asset classes, sectors, underlying funds, and/or investments that perform poorly or underperform other asset classes, sectors, underlying funds, and/or available investments. Any given investment strategy may fail to produce the intended results, and the Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
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asset-backed securities investment risk: the risk that borrowers may default on the obligations that underlie the asset- backed security and that, during periods of falling interest rates, asset backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.
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cash position risk: the risk that to the extent that the Fund holds assets in cash, cash equivalents, and other short-term investments, the ability of the Fund to meet its objective may be limited.
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collateralized debt obligations risk: the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLO”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
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counterparty risk: the risk that the Fund will be subject to credit risk with respect to the counterparties to the derivative contracts and other instruments entered into by the Fund or held by special purpose or structured vehicles in which the Fund invests; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.
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debt securities risks:
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credit risk: the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s
16	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2025
credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (including debt securities commonly known as “high yield” securities or “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. Certain debt securities in the lowest investment grade category also may be considered to possess some speculative characteristics by certain rating agencies. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.
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extension risk: the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
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interest rate risk: the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.
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prepayment risk: the risk that the issuer of a debt security, including floating rate loans and mortgage-related securities, repays all or a portion of the principal prior to the security’s maturity. In times of declining interest rates, there is a greater likelihood that the Fund’s higher yielding securities will be pre-paid with the Fund being unable to reinvest the proceeds in an investment with as great a yield. Prepayments can therefore result in lower yields to shareholders of the Fund.
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defaulted securities risk: the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or similar proceedings). Such investments entail high risk and have speculative characteristics.
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derivatives risk: the risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge.
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focused investment risk: the risk that a fund that invests a substantial portion of its assets in a particular market, industry, sector, group of industries or sectors, country, region, group of countries or asset class is, relative to a fund that invests in a more diverse investment portfolio, more susceptible to any single economic, market, political, regulatory or other occurrence. This is because, for example, issuers in a particular market, industry, region, sector or asset class may react similarly to specific economic, market, regulatory, political or other developments. The particular markets, industries, regions, sectors or asset classes in which the Fund may focus its investments may change over time and the Fund may alter its focus at inopportune times.
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foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.
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foreign investing risk: the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies, or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs, or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.
Semi-Annual Report	September 30, 2025	17

Notes to Financial Statements (Cont.)
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fund level tax risk: the risk that the Fund while considered a personal holding company for federal income tax purposes will incur a Fund-level income tax and an additional personal holding company tax of 20% on all the investment income and gains of the Fund not timely distributed to shareholders.
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high yield risk: the risk that debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as ‘junk bonds’, have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, and less secondary market liquidity.
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large transaction risk: the risk that certain account holders, including the Adviser or funds or accounts over which the Adviser (or related parties of the Adviser) has investment discretion, may from time to time own or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by the Adviser (or related parties of the Adviser), will adversely affect the Fund’s performance if it is forced to sell portfolio securities or invest cash when the Adviser would not otherwise choose to do so. In addition, a large number of shareholders collectively may purchase or sell Fund shares in large amounts rapidly or unexpectedly. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.
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leveraging risk: the risk that certain investments by the Fund involving leverage may have the effect of increasing the volatility of the value of the Fund’s portfolio, and the risk of loss in excess of invested capital.
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limited offering risk: the risk that since the Fund is currently offered only to a limited number of investors, the Fund’s assets may grow at a slower rate than if the Fund engaged in a broader public offering. As a result, the Fund may incur operating expenses at a rate higher than mutual funds that are larger or more broadly offered. In addition, the Fund’s assets may not achieve a size sufficient to make the Fund economically viable. Any liquidation of the Fund may result in a sale of assets of the Fund at an unfavorable time or at prices below those at which the Fund has valued them.
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liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.
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market risk: the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Market risk involves the risk that the value of the Fund’s investment portfolio will change, potentially frequently and in large amounts, as the prices of its investments go up or down. During periods of severe market stress, it is possible that the market for some or all of the Fund’s investments may become highly illiquid. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
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mortgage-backed securities risk: the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and re-payment of principal to other classes of the issuer’s securities.
18	DoubleLine Selective Credit Fund

(Unaudited) September 30, 2025
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operational and information security risks: an investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The rapid development and increasingly widespread use of artificial intelligence in the financial services industry, including machine learning technology and generative artificial intelligence such as ChatGPT, could exacerbate these risks. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
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portfolio turnover risk: the risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in larger distributions of taxable capital gains to investors as compared to a fund that trades less frequently.
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restricted securities risk: the risk that the Fund may be prevented or limited by law or the terms of an agreement from selling a security (a “restricted security”). To the extent that the Fund is permitted to sell a restricted security, there can be no assurance that a trading market will exist at any particular time and the Fund may be unable to dispose of the security promptly at reasonable prices or at all. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the values of restricted securities may have significant volatility.
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securities or sector selection risk: the risk that the securities held by the Fund will underperform securities held in other funds investing in similar asset classes or comparable benchmarks because of the portfolio managers’ choice of securities or sectors for investment. To the extent the Fund allocates a higher percentage of its investment portfolio to a particular sector or related sectors, the Fund will be more susceptible to events or factors affecting companies in that sector or related sectors.
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structured products and structured notes risk: the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“reference measure”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes of the issuer’s securities; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) because the structured products are generally privately offered and sold, they may be thinly traded or have a limited trading market, which may increase the Fund’s illiquidity and reduce the Fund’s income and the value of the investment, and the Fund may be unable to find qualified buyers for these securities.
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valuation risk: the risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s NAV. The valuation of the Fund’s investments involves subjective judgment. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility. Incorrect valuations of the Fund’s portfolio holdings could result in the Fund’s shareholder transactions being effected at an NAV that does not accurately reflect the underlying value of the Fund’s portfolio, resulting in the dilution of shareholder interests.
10. Recently Issued Accounting Pronouncements
In December 2023, FASB issued Accounting Standards Update (“ASU”) 2023-09 Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management is currently evaluating the amendment and its impact to the financial statements.
11. Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.
Semi-Annual Report	September 30, 2025	19

Form N-CSR – Items 8-11	(Unaudited) September 30, 2025
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
The DoubleLine fund complex has historically used multiple firms to serve as the independent registered public accounting firms across the fund complex in the United States. On August 19, 2025, the Board of Trustees of the Trust considered and approved a proposal to consolidate that work for the entire fund complex with a single firm, Deloitte & Touche LLP, and Deloitte was appointed to serve as the independent registered public accounting firm of each series of the Trust for the fiscal year ending March 31, 2026. In connection with that transition, PricewaterhouseCoopers LLP, the Fund’s prior independent registered public accounting firm, was dismissed effective as of August 5, 2025.
The reports of PricewaterhouseCoopers LLP on the financial statements for the fiscal years ended March 31, 2024 and March 31, 2025 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.
During the Fund’s fiscal years ended March 31, 2024 and March 31, 2025, and for the period from April 1, 2025 through August 5, 2025, (the “Interim Period”): (i) there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their reports on the financial statements for such years or Interim Period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal years ended March 31, 2024 and March 31, 2025, and during the Interim Period, neither the Trust nor anyone acting on its behalf consulted with Deloitte & Touche LLP on behalf of the Trust on items that concerned the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either (i) the subject of a disagreement (as defined in Item 304(a)(1)(iv) under Regulation S-K and related instructions) or (ii) a reportable event (as described in Item 304(a)(1)(v) under Regulation S-K).
The Fund has requested that PricewaterhouseCoopers LLP furnish it with a letter addressed to the SEC stating whether or not it agrees with the above statements.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is included as part of the Financial Statements filed under Item 7 of this Form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.
20	DoubleLine Selective Credit Fund

Investment Adviser: DoubleLine Capital LP 2002 North Tampa Street Suite 200 Tampa, FL 33602
Administrator and Transfer Agent: U.S. Bancorp Fund Services, LLC P.O. Box 219252 Kansas City, MO 64121-9252
Custodian: U.S. Bank, N.A. 1555 North River Center Drive Suite 302 Milwaukee, WI 53212
Independent Registered Public Accounting Firm: Deloitte & Touche LLP 695 Town Center Drive, Suite 100 Costa Mesa, CA 92626
Legal Counsel: Ropes & Gray LLP 1211 Avenue of the Americas New York, NY 10036
Contact Information: doubleline.com fundinfo@doubleline.com (877) DLine11 or (877) 354-6311
DL-SARFINANCIALS-SC

DoubleLine || 2002 North Tampa Street, Suite 200 || Tampa, FL 33602 || (813) 791-7333
fundinfo@doubleline.com || www.doubleline.com

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7a.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The information is included as part of the Statement of Operations filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no approvals or renewals of investment advisory contracts during the most recent fiscal half-year.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed. Not applicable.

(3) A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable for open-end investment companies.

(5) Change in the Registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DoubleLine Funds Trust

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President and Principal Executive Officer

Date	12/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald R. Redell
Ronald R. Redell, President and Principal Executive Officer

Date	12/4/2025

By (Signature and Title)*	/s/ Henry V. Chase
Henry V. Chase, Treasurer and Principal Financial and Accounting Officer

Date	12/4/2025

* Print the name and title of each signing officer under his or her signature.